LINCOLN BENEFIT LIFE COMPANY
                            2940 S. 84th Street, 1B3
                             Lincoln, Nebraska 68506
                        Direct Dial Number (402) 328-5708
                            Facsimile (402) 328-6117
                            E-Mail jfis6@allstate.com


May 2, 2007



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

RE: Lincoln Benefit Life Variable Annuity Account ("Registrant") 1933 Act File No. 333-50545
         1940 Act File No. 811-07924

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), that:

         (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment ("Amendment") to the above-referenced registration statement; and

         (2) Registrant electronically filed the text of the Amendment with the Commission.


Sincerely,

/s/ Jan N. Fischer-Wade
-----------------------
Jan N. Fischer-Wade
Assistant Counsel